Net Income Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income Per Share
1 7 .	NET INCOME PER SHARE
The calculation of net income per share is as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted	2,148,098	2,815,775	2,970,890
Denominator:
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	394,549,323	407,009,875	415,316,627

Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	415,265,078	433,083,643	451,206,091	(i)

Net income per ordinary share attributable to Momo Inc. - basic	5.44	6.92	7.15

Net income per ordinary share attributable to Momo Inc. - diluted	5.17	6.59	6.76

The following table summarizes potential ordinary shares outstanding excluded from the computation of diluted net income per ordinary share for the years ended December 31, 2017, 2018 and 2019, because their effect is anti-dilutive:

	For the years ended December 31,
	2017	2018	2019
Share issuable upon exercise of share options	768,266	1,117,334	902,655
Share issuable upon exercise of RSUs	—	—	45,893

(i)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 201
7
, an incremental weighted average number of 20,715,755
ordinary shares from the assumed exercise of share options and RSUs were included.

For the year ended December 31, 2018, an incremental weighted average number of 14,821,852 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 11,251,916 ordinary shares resulting from the assumed conversion of convertible senior notes were included.
For the year ended December 31, 2019, an incremental weighted average number of 13,188,085 ordinary shares from the assumed exercise of share options and RSUs and an incremental weighted average number of 22,701,379 ordinary shares resulting from the assumed conversion of convertible senior notes were included.